Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Financial Information [Abstract]
Interest	$ 171	$ 172	$ 368	$ 345	$ 336
Less capitalized interest	(7)	(6)	(13)	(12)	(8)
Interest payments (net of amounts capitalized)	164	166	355	333	328
Federal	33	12	50	(114)
State	20	19	21	20	20
Total payments (receipts) in lieu of income taxes	53	31	71	(94)	20
Noncash increase in operating lease obligations for ROU assets	22
Assets acquired	2,552
Liabilities assumed	(1,224)
Cash paid	1,328			383
Noncash construction expenditures	$ 246	$ 121	$ 174	$ 129	$ 122